UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21879
                                                     ---------

               Oppenheimer Rochester Massachusetts Municipal Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

           6803 South Tucson Way, Centennial, Colorado Code 80112-3924
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
         Two World Financial Center, New York, New York 10281-1008
         ----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Rochester Massachusetts Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON      MATURITY        VALUE
-----------                                                     ------     ----------   ------------
MUNICIPAL BONDS AND NOTES--128.3%
MASSACHUSETTS--82.2%
$    15,000   Belmont, MA GO(1)                                  5.150%    01/15/2012   $     15,208
     10,000   Billerica, MA GO(1)                                5.500     10/15/2016         10,076
     30,000   Boston, MA Industrial Devel. Financing
              Authority (Springhouse)(1)                         5.875     07/01/2018         28,605
  1,200,000   Boston, MA Revenue (Deutsches Altenheim)(1)        6.125     10/01/2031      1,262,748
    200,000   Boxford, MA GO(1)                                  5.650     06/15/2011        202,960
    100,000   Chicopee, MA GO(1)                                 5.700     08/01/2012        100,287
      5,000   MA Bay Transportation Authority(1)                 5.250     07/01/2030          5,121
  1,755,000   MA Devel. Finance Agency (Boston Architectural
              College)(1)                                        5.000     01/01/2027      1,489,925
  1,000,000   MA Devel. Finance Agency (Boston Architectural
              College)(1)                                        5.000     01/01/2037        797,270
     10,000   MA Devel. Finance Agency (Boston Biomedical
              Research)(1)                                       5.650     02/01/2019          9,669
    160,000   MA Devel. Finance Agency (Boston Biomedical
              Research)(1)                                       5.750     02/01/2029        151,414
     50,000   MA Devel. Finance Agency (Boston University)       5.375     05/15/2039         49,146
    475,000   MA Devel. Finance Agency (Boston University)       6.000     05/15/2059        508,910
  1,040,000   MA Devel. Finance Agency (Concord-Assabet
              Family Services)(1)                                5.900     11/01/2018      1,019,065
    150,000   MA Devel. Finance Agency (Curry College)(1)        5.000     03/01/2035        134,549
  1,130,000   MA Devel. Finance Agency (Curry College)(1)        5.000     03/01/2036      1,011,791
    230,000   MA Devel. Finance Agency (Curry College)(1)        6.000     03/01/2031        231,948
    350,000   MA Devel. Finance Agency (Eastern Nazarene
              College)(1)                                        5.625     04/01/2029        301,798
    250,000   MA Devel. Finance Agency (Evergreen Center)(1)     5.500     01/01/2035        217,185
  2,000,000   MA Devel. Finance Agency (Linden Ponds)            5.750     11/15/2042      1,712,680
    305,000   MA Devel. Finance Agency (Loomis House/Loomis
              Communities Obligated Group)(1)                    5.750     07/01/2023        305,000
    915,000   MA Devel. Finance Agency (Nichols College)(1)      6.000     10/01/2024        915,906
  1,025,000   MA Devel. Finance Agency (Ogden Haverhill)(1)      5.500     12/01/2019        996,690
    500,000   MA Devel. Finance Agency (Orchard Cove)(1)         5.250     10/01/2037        421,735
    320,000   MA Devel. Finance Agency (Pacific Rim Charter
              Public School)(1)                                  5.125     06/01/2031        259,926
     60,000   MA Devel. Finance Agency (Regis College)(1)        5.250     10/01/2018         54,007
    500,000   MA Devel. Finance Agency (Seven Hills
              Foundation & Affiliates)(1)                        5.000     09/01/2035        456,390
     20,000   MA Devel. Finance Agency (The Wheeler
              School)(1)                                         6.250     12/01/2019         20,443
    220,000   MA Devel. Finance Agency (VOA Ayer)                6.200     02/20/2046        229,247
  1,000,000   MA Devel. Finance Agency (VOA Concord)             5.200     11/01/2041        776,770
  2,000,000   MA Devel. Finance Agency (Wheelock College)(1)     5.250     10/01/2037      1,907,960
     45,000   MA Educational Financing Authority, Issue E(1)     5.550     07/01/2009         45,119
     25,000   MA Educational Financing Authority, Issue E(1)     5.850     07/01/2014         25,064
    175,000   MA Educational Financing Authority, Issue G(1)     6.000     12/01/2016        183,374
     10,000   MA Educational Financing Authority, Series C(1)    5.200     12/01/2016         10,035


             1 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

Oppenheimer Rochester Massachusetts Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON      MATURITY        VALUE
-----------                                                     ------     ----------   ------------
$    65,000   MA H&EFA (Beverly Hospital Corp.)(1)               5.250%    07/01/2023   $     65,062
     25,000   MA H&EFA (Boston College)(1)                       5.000     06/01/2026         25,073
     50,000   MA H&EFA (Burbank Hospital)(1)                     6.125     08/01/2013         50,068
     25,000   MA H&EFA (Cape Cod Healthcare/Cape Cod
              Hospital Obligated Group)(1)                       5.125     11/15/2021         24,583
  1,000,000   MA H&EFA (Caregroup)                               5.125     07/01/2038        952,950
  2,285,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated
              Group)(1)                                          5.625     07/01/2020      2,229,566
    405,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated
              Group)(1)                                          5.700     07/01/2015        411,265
    705,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated
              Group)(1)                                          5.750     07/01/2028        671,238
     20,000   MA H&EFA (East Concord Medical Foundation)(1)      6.450     03/01/2020         20,096
     25,000   MA H&EFA (Emerson Hospital)(1)                     5.000     08/15/2035         22,344
     60,000   MA H&EFA (Hallmark Heath System)(1)                5.000     07/01/2021         60,477
      5,000   MA H&EFA (Harvard Pilgrim Health Care)(1)          5.000     07/01/2028          5,010
     10,000   MA H&EFA (Healthcare System-Covenant)(1)           6.000     07/01/2031         10,256
    235,000   MA H&EFA (Holyoke Hospital)(1)                     6.500     07/01/2015        231,957
    150,000   MA H&EFA (Jordan Hospital)(1)                      5.250     10/01/2023        135,714
     50,000   MA H&EFA (Jordan Hospital)(1)                      5.375     10/01/2028         43,106
     15,000   MA H&EFA (Lasell College)(1)                       5.400     07/01/2014         14,622
    110,000   MA H&EFA (Learning Center for Deaf Children)(1)    6.125     07/01/2029        105,796
     75,000   MA H&EFA (Lowell General Hospital)(1)              5.250     06/01/2016         75,900
     10,000   MA H&EFA (New England Health)(1)                   5.200     08/01/2028         10,076
     20,000   MA H&EFA (New England Medical Center)(1)           5.100     07/01/2008         20,002
     65,000   MA H&EFA (New England Medical Center)(1)           5.375     07/01/2024         65,069
     20,000   MA H&EFA (Nichols College)(1)                      6.125     10/01/2029         20,068
     20,000   MA H&EFA (North Adams Regional Hospital)(1)        6.750     07/01/2009         20,013
     10,000   MA H&EFA (Partners Healthcare System)(1)           5.125     07/01/2019         10,121
    165,000   MA H&EFA (Partners Healthcare System)(1)           5.375     07/01/2024        165,997
    455,000   MA H&EFA (Saint Memorial Medical Center)(1)        6.000     10/01/2023        443,648
     20,000   MA H&EFA (Schepens Eye Research Institute)(1)      6.500     07/01/2028         19,191
     25,000   MA H&EFA (Springfield College)(1)                  5.125     10/15/2023         24,647
     25,000   MA H&EFA (UMass Memorial Health Care/UMass
              Memorial Medical Center Obligated Group)(1)        5.000     07/01/2028         23,582
     10,000   MA H&EFA (Valley Regional Health System)(1)        5.750     07/01/2018         10,017
    220,000   MA H&EFA (VC/TC/FRS/VCS Obligated Group)(1)        5.300     11/15/2028        195,045
     10,000   MA HFA(1)                                          5.200     07/01/2018         10,037
     15,000   MA HFA (Rental)(1)                                 5.350     01/01/2014         15,185
    500,000   MA HFA (Single Family)(1)                          5.000     12/01/2031        466,035
     30,000   MA HFA (Single Family)(1)                          5.250     12/01/2018         30,098
  2,250,000   MA HFA, Series A                                   5.300     06/01/2049      2,094,435
     35,000   MA HFA, Series A(1)                                5.375     06/01/2016         35,391
     50,000   MA HFA, Series A(1)                                5.500     07/01/2030         50,998
    300,000   MA HFA, Series A(1)                                5.550     07/01/2032        300,021
  1,280,000   MA HFA, Series A(1)                                5.700     07/01/2020      1,294,029


             2 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

Oppenheimer Rochester Massachusetts Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON      MATURITY        VALUE
-----------                                                     ------     ----------   ------------
$ 1,455,000   MA HFA, Series A(1)                                5.800%    07/01/2030   $  1,462,042
     90,000   MA HFA, Series A(1)                                6.125     12/01/2011         92,185
     95,000   MA HFA, Series B(1)                                5.400     12/01/2028         97,326
    270,000   MA HFA, Series B                                   5.550     07/01/2040        275,478
    500,000   MA HFA, Series C(1)                                5.300     12/01/2037        478,465
    500,000   MA HFA, Series C                                   5.400     12/01/2049        473,200
     15,000   MA HFA, Series E(1)                                6.050     07/01/2020         15,232
    425,000   MA HFA, Series H(1)                                5.000     12/01/2028        401,595
    220,000   MA HFA, Series H                                   6.650     07/01/2041        225,749
     10,000   MA HFA, Series P(1)                                5.000     12/01/2023          9,738
     15,000   MA HFA, Series P                                   5.200     12/01/2045         13,848
     25,000   MA Industrial Finance Agency (Arbors at
              Taunton)(1)                                        5.300     06/20/2019         25,157
    105,000   MA Industrial Finance Agency (Arbors at
              Taunton)                                           5.500     06/20/2040        105,221
     20,000   MA Industrial Finance Agency (Avon
              Associates)(1)                                     5.375     04/01/2020         20,115
     40,000   MA Industrial Finance Agency (Berkshire
              Retirement Community)(1)                           6.625     07/01/2016         40,059
    100,000   MA Industrial Finance Agency (Cambridge
              Friends School)(1)                                 5.800     09/01/2028         95,036
  1,220,000   MA Industrial Finance Agency (Central
              Massachusetts Long Term Care)                      6.650     08/01/2038      1,282,366
  1,200,000   MA Industrial Finance Agency (Concord
              Academy)(1)                                        5.500     09/01/2027      1,204,068
     15,000   MA Industrial Finance Agency (Deerfield
              Academy)(1)                                        5.000     10/01/2023         15,214
    495,000   MA Industrial Finance Agency (Massachusetts
              American Water Company)(1)                         6.900     12/01/2029        495,886
      5,000   MA Industrial Finance Agency (Ogden Haverhill
              Associates)(1)                                     5.450     12/01/2012          4,976
  1,005,000   MA Industrial Finance Agency (Shed)(1)             7.250     09/01/2017        986,257
    145,000   MA Industrial Finance Agency (St. John's High
              School)(1)                                         5.350     06/01/2028        142,380
     20,000   MA Industrial Finance Agency (St. Marks
              School)(1)                                         5.375     01/01/2021         20,190
     30,000   MA Municipal Wholesale Electric Company Water
              Supply System(1)                                   5.000     07/01/2010         30,843
    500,000   MA Port Authority (Bosfuel Corp.)                  5.000     07/01/2038        442,150
     65,000   MA Port Authority (Delta Air Lines)(1)             5.000     01/01/2021         55,398
  3,130,000   MA Port Authority (Delta Air Lines)(1)             5.000     01/01/2027      2,472,418
     30,000   MA Port Authority (Delta Air Lines)(1)             5.200     01/01/2020         26,453
     15,000   MA Port Authority (US Airways)(1)                  5.625     09/01/2011         14,958
    500,000   MA Port Authority (US Airways)(1)                  5.750     09/01/2016        496,745
    340,000   MA Port Authority (US Airways)(1)                  5.875     09/01/2023        335,107
     25,000   MA Port Authority (US Airways)(1)                  6.000     09/01/2021         24,774
     65,000   MA Port Authority, Series C(1)                     5.125     07/01/2020         65,419
     50,000   MA Port Authority, Series E(1)                     5.000     07/01/2028         47,985
     75,000   MA Turnpike Authority, Series A(1)                 5.000     01/01/2027         75,099
     30,000   MA Turnpike Authority, Series A                    5.000     01/01/2039         29,177
      5,000   MA Water Pollution Abatement Trust(1)              5.125     08/01/2010          5,011
      5,000   MA Water Pollution Abatement Trust(1)              5.125     02/01/2031          5,066
      5,000   MA Water Pollution Abatement Trust(1)              5.375     08/01/2027          5,124


             3 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

Oppenheimer Rochester Massachusetts Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON      MATURITY        VALUE
-----------                                                     ------     ----------   ------------
$    15,000   MA Water Resources Authority(1)                    5.000%    08/01/2024   $     15,159
     20,000   Wayland, MA GO(1)                                  5.000     09/15/2011         20,039
     10,000   Weymouth, MA GO(1)                                 6.400     12/15/2008         10,196
    150,000   Worcester, MA GO(1)                                5.700     08/01/2013        150,353
                                                                                        ------------
                                                                                          38,656,066
U.S. POSSESSIONS--46.1%
    250,000   Guam Government Waterworks Authority and
              Wastewater System(1)                               5.875     07/01/2035        240,585
  1,000,000   Guam Tobacco Settlement Economic Devel. &
              Commerce Authority (TASC)                          5.625     06/01/2047        953,800
  1,000,000   Guam Tobacco Settlement Economic Devel. &
              Commerce Authority (TASC)                          7.324(2)  06/01/2057         19,710
  4,000,000   Puerto Rico Aqueduct & Sewer Authority             6.000     07/01/2044      4,193,080
    185,000   Puerto Rico Children's Trust Fund (TASC)(1)        5.375     05/15/2033        174,468
    170,000   Puerto Rico Children's Trust Fund (TASC)           5.500     05/15/2039        160,606
    250,000   Puerto Rico Children's Trust Fund (TASC)           5.625     05/15/2043        238,434
 56,555,000   Puerto Rico Children's Trust Fund (TASC)           6.549(2)  05/15/2050      2,570,425
 39,500,000   Puerto Rico Children's Trust Fund (TASC)           7.625(2)  05/15/2057        887,170
  1,900,000   Puerto Rico Commonwealth GO(3)                     6.000     07/01/2027      1,990,212
    100,000   Puerto Rico Commonwealth GO(3)                     6.000     07/01/2028        104,512
  1,800,000   Puerto Rico Electric Power Authority, Series
              UU(4)                                              2.507(5)  07/01/2031      1,438,202
    530,000   Puerto Rico IMEPCF (American Airlines)(1)          6.450     12/01/2025        287,186
    175,000   Puerto Rico Infrastructure (Mepsi Campus)(1)       5.600     10/01/2014        173,665
    455,000   Puerto Rico Infrastructure (Mepsi Campus)(1)       6.250     10/01/2024        439,871
  1,270,000   Puerto Rico Infrastructure (Mepsi Campus)(1)       6.500     10/01/2037      1,211,682
     75,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)    5.500     07/01/2026         75,614
  2,110,000   Puerto Rico Port Authority (American
              Airlines), Series A(1)                             6.250     06/01/2026      1,143,515
    105,000   Puerto Rico Port Authority (American
              Airlines), Series A(1)                             6.300     06/01/2023         56,889
  6,500,000   Puerto Rico Sales Tax Financing Corp., Series
              A(4)                                               2.855(5)  08/01/2057      5,096,000
    215,000   V.I.  Public Finance Authority (Hovensa
              Refinery)(1)                                       6.125     07/01/2022        211,730
     30,000   V.I.  Tobacco Settlement Financing Corp.
              (TASC)(1)                                          5.000     05/15/2021         28,362
                                                                                        ------------
                                                                                          21,695,718
                                                                                        ------------
TOTAL INVESTMENTS, AT VALUE (COST $66,611,853)-128.3%                                     60,351,784
                                                                                        ------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(28.3)                                             (13,320,644)
                                                                                        ------------
NET ASSETS-100.0%                                                                       $ 47,031,140
                                                                                        ============

Footnotes to Statement of Investments

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2.   Zero coupon bond reflects effective yield on the date of purchase.

3. When-issued security or delayed delivery to be delivered and settled after June 30, 2008. See accompanying Notes.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.


             4 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

Oppenheimer Rochester Massachusetts Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CC        Caritas Christi
CH        Carney Hospital
FRS       Family Rehabilitation Services (Hancock Manor)
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
HFA       Housing Finance Agency/Authority
HFH       Holy Family Hospital
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental
          Community Facilities
ROLs      Residual Option Longs
SEMCB     St. Elizabeth's Medical Center of Boston
TASC      Tobacco Settlement Asset-Backed Bonds
TC        Travis Corp. (People Care)
UMass     University of Massachusetts
V.I.      United States Virgin Islands
VC        VinFen Corp.
VCS       VinFen Clinical Services
VRHS      Valley Regional Health System

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2 -inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                            $        --         $--
Level 2 - Other Significant Observable Inputs       60,351,784          --
Level 3 - Significant Unobservable Inputs                   --          --
                                                   -----------         ---
   TOTAL                                           $60,351,784         $--
                                                   ===========         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS


             5 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

Oppenheimer Rochester Massachusetts Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.


             6 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

Oppenheimer Rochester Massachusetts Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                       -------------------------------
Purchased securities              $2,072,554

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may invest up to 20% of its total assets (which includes the effects of leverage) in inverse floaters. Inverse floaters, including the effects of leverage, amount to $3,574,646 as of June 30, 2008.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2008, municipal bond holdings with a value of $6,534,202 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $4,535,000 in short-term floating rate notes issued and outstanding at that date.

At June 30, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                    COUPON    MATURITY
  AMOUNT     INVERSE FLOATER(1)                              RATE (2)     DATE        VALUE
----------   ---------------------------------------------   --------   --------   ----------
$  515,000   Puerto Rico Electric Power Authority ROLs(3)     4.337%     7/1/31    $  153,202
 3,250,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)    3.720      8/1/57     1,846,000
                                                                                   ----------
                                                                                   $1,999,202
                                                                                   ==========


             7 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

Oppenheimer Rochester Massachusetts Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 5 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater".

3.   Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $4,535,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.7043% as of June 30, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of June 30, 2008, the Fund had borrowings outstanding at an interest rate of 2.7043%. Details of the borrowings for the period ended June 30, 2008 are as follows:

Average Daily Loan Balance    $7,580,220
Average Daily Interest Rate        2.868%
Fees Paid                     $    8,682
Interest Paid                 $   45,700

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.


             8 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

Oppenheimer Rochester Massachusetts Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $66,631,380
                                 ============
Gross unrealized appreciation    $   352,553
Gross unrealized depreciation     (6,632,149)
                                 ------------
Net unrealized depreciation      $(6,279,596)
                                 ============


             9 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

       (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the
             registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Massachusetts Municipal Fund

By:  /s/ John V. Murphy
     ---------------------------
     John V. Murphy
     Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John V. Murphy
     ---------------------------
     John V. Murphy
     Principal Executive Officer

Date: 08/07/2008

By:  /s/ Brian W. Wixted
     ---------------------------
     Brian W. Wixted
     Principal Financial Officer

Date: 08/07/2008